Accounting Rules and Methods (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Basis of preparation

2.1 Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.

The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.

At the approval date of the financial statements, the Board of Directors believes that the Company will be able to fund its operations until February 2021, considering:

•	Cash and cash equivalents held by the Company amounted to 73.2 million euros as of December 31, 2019. They are composed of cash and term deposits readily available without penalty;
•	The collection of a subsidy and a reimbursable advance from BPI France in February 2021 (€3.3 million);
•	The expected receipt of the Research Tax Credit for the 2019 financial year (€3.9 million);
•	The cash consumption forecasted for 2020 and early 2021.

Considering the above factors and assumptions, the Company believes that it is able to fund its operations during the 12 months after the closing date.

From February 2021, the Company will have to find additional funding. Various financing sources are considered among the issuance of new debt or equity instruments and partnership agreements.

Statement of compliance

2.2 Statement of compliance

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on March 12, 2020. They will be subject to the approval of the General Meeting on June 26, 2020.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).

As of December 31, 2019, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described below. These methods were used for all periods presented.

The Company adopted the following standards, amendments and interpretations that are applicable as at January 1, 2019:

•	IFRS 16 - Leases;
•	IFRIC 23 - Uncertainty over income tax treatments;
•	Amendments to IFRS 9 - Prepayment features with negative compensation;
•	Amendments to IAS 28 - Long term Interests in Associates and Joint Ventures;
•	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement;
•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

These new texts did not have any significant impact on the Company’s results or financial position, with the exception of IFRS 16 (see note 2.6).

The standards and interpretations that are optionally applicable to the Company as of December 31, 2019 were not applied in advance.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•	Amendments to References to the Conceptual Framework in IFRS Standards;
•	Amendments to IFRS 3 - Business Combinations;
•	Amendments to IAS 1 and IAS 8: Definition of Material.

Basis of consolidation

2.3 Basis of consolidation

In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intra-company balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

Details of the Company’s subsidiary as of December 31, 2019 are as follows:

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Fully consolidated

Foreign currencies

2.4 Foreign currencies

Functional Currency and Translation of Financial Statements into Presentation Currency

The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	December 31, 2017	December 31, 2018	December 31, 2019
Weighted average rate	1.1293	1.1815	1.1196
Closing rate	1.1993	1.1450	1.1234

Use of estimates and judgments

2.5 Use of estimates and judgments

Preparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The use of estimates and judgment relate primarily to the measurement of share-based payments (Note 3.3.3) and the new judgments linked to the accounting treatment of the leases in accordance with IFRS 16(see note 2.6).

Change in accounting policies

2.6 Change in accounting policies

The Company applied IFRS 16 - Leases for the first time as of January 1, 2019.

IFRS 16 eliminates the distinction between operating leases and finance leases and requires all leases to be recognized on the lessee’s balance sheet, in the form of an asset (representing the right to use the rented asset during the duration of the contract) and of a liability (corresponding to the future lease payments). The standard also impacts the presentation of the income statement (allocation of expense between operating loss and financial expenses) and the cash flow statement (allocation of cash outflows between cash flow used in operating activities and cash flow used in financing activities).

The Company has applied the modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the transition date, i.e. January 1, 2019. Consequently, the comparative information disclosed for 2017 and 2018 were not restated. They are disclosed as previously in accordance with IAS 17 standard and its interpretations. The consequences of this change in accounting policies are disclosed in detail below.

Definition of a lease

Until the current period, the Company determined at the signing of the contract whether an agreement constituted or included a lease in accordance with the provisions of IFRIC 4 - Determining Whether an Arrangement Contains a Lease. As a lessee, the Company previously classified lease agreements as operating or finance leases by assessing whether the contract transferred substantially all the risks and benefits inherent in the ownership in accordance with IAS 17.

The Company now assesses whether a contract is or contains a lease in accordance with IFRS 16, i.e. whether it grants the right to control the use of an identified asset for a certain period in exchange for consideration.

At the transition date, the Company chose to apply the simplification measure of keeping past analyses for the identification of leases and applying IFRS 16 only to contracts previously classified as leases.

Transition information

At the transition date, the lease liability linked to contracts classified as operating leases in accordance with IAS 17 (mainly real estate) was measured at the value of the remaining lease payments discounted at the marginal borrowing rate as of January 1, 2019. The right of use is measured at an amount equal to the lease liability, corrected with lease payments prior to the commencement date or remaining due in the statement of financial position.

For contracts previously classified as finance leases, the value of the right of use and the lease liability as of January 1, 2019 were determined as those of the underlying asset and the lease liability that were calculated in accordance with IAS 17.

The Company has applied exemptions set out in IFRS 16 regarding:

•	Contracts with a lease term of 12 months or less at the transition date. These contracts have resulted in an expense of approximately €227 thousand in 2019.
•	Contracts for low value assets. These contracts have resulted in an expense of approximately €33 thousand in 2019.

As part of the transition to IFRS 16 as of January 1, 2019, the Company recognized in liabilities a lease liability of €7,734 thousand (see note 4.10) and in assets a right of use of €7,443 thousand (see note 4.2) taking into account a liability of €291 thousand recognized in the statement of financial position as of December 31, 2018.

The discount rates applied for contracts previously classified as operating leases are based on the Company's marginal borrowing rate in accordance with the maturity method and computed on the remaining term of the contracts at the transition date, to which is added a spread which takes into account the total duration of the contract. The average marginal borrowing rate selected as of January 1, 2019 is 1.4% in France and 3.8% in the United States.

The gap between the off-balance sheet commitments disclosed in note 8 of the consolidated financial statements as of December 31, 2018 and the lease liability recognized as of January 1, 2019 in accordance with IFRS 16 (see note 4.10) can be explained as follows:

(Amounts in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease) – see note 4.10)	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

Impact on financial statements of the period

In accordance with IFRS 16, the Company recognized as of December 31, 2019:

•	A right of use (net value) of €10,009 thousand;
•	A lease liability of €12,703 thousand;
•	A depreciation expense of €1,366 thousand;
•	A financial expense of €343 thousand.

Presentation of the statement of income (loss)

2.7 Presentation of the statement of income (loss)

The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in Note 3.2.

Presentation of the statement of cash flow

2.8 Presentation of the statement of cash flows

The consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investment, and financing activities.

The statement of cash flow for the financial year ended December 31, 2018 has been amended as compared to the information published in the consolidated financial statements as of December 31, 2018 in order to take into account a classification error considered to be non-significant: the line "acquisition of property, plant and equipment" (investment activities) in the consolidated statement of cash flow included an amount of fixed assets payables not yet paid of €8,587 thousand, which should not have been included in this line but in "Increase (decrease) in trade and other payables" (operating activities).

(Amounts in thousands of euros)	2018 published as of 12/31/2018	2018 amended as of 12/31/2019
Increase (decrease) in trade and other payables	8,579	(8)
Change in working capital	(407)	(8,994)
Net cash flow used in operating activities	(39,270)	(47,857)
Acquisition of property, plant and equipment	(14,222)	(5,635)
Net cash flow used in investing activities	(15,037)	(6,450)

Segment reporting

2.9 Segment reporting

In accordance with IFRS 8 Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.

Information per business segment

The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.

Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	178	72	105
United States	—	—	969
Total	178	72	1,074

Non-current assets (amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
France	3,332	4,912	9,616
United States	127	11,975	26,629
Total	3,459	16,887	36,245

Events After the Close of the Reporting Period

2.10 Events after the close of the reporting period

The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date.

February 2020 :

•	The Company received from BPI France a reimbursable advance of €2,979 thousand and a subsidy of €294 thousand under the milestone n°6 of the TEDAC project.
•	Grant of 50,037 free shares and 41,950 stock-options.

Operating income

3.1 Operating income

Accounting policies

Research tax credit

The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.

The Company benefits from the Research Tax Credit since its inception.

The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).

Subsidies

Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.

Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.

A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.

Revenues from licenses or other contracts

The standard IFRS 15 Revenue from contracts with customers (“IFRS 15”) is mandatory since January 1, 2018. This standard replaces IAS 18 Revenue (“IAS 18”) and related interpretations. The first application of IFRS 15 had not significantly changed the amount or the timing of revenue recognition of the Company.

For each of its partnership agreements, the Company determines if it acts as a principal or as an agent.

Partnership with Orphan Europe AML clinical trial

As a result of its prior partnership agreement with Orphan Europe related to the development of Acute Myeloid Leukemia (“AML”), the Company re-invoiced, with no margin, certain clinical costs incurred and invoiced to the Company by external providers.

The Company considered that, within the context of this partnership, it acted as agent regarding these reinvoiced external costs, as:

•     The Company did not have primary responsibility for provision of the goods or service, the majority of services being provided by third parties, the most significant of which, the Contract Research Organization (“CRO”), directly invoiced Orphan Europe. The Company was directly invoiced only for the secondary services.

•     The Company bore no inventory risk,

•     The Company had no capacity to determine prices, all of the external costs being reinvoiced for the exact amount of the initial invoice, with no margin, and it was not affected by any price changes applied by the suppliers.

Within the context of this same agreement, the Company also invoiced certain internal clinical costs, such as personnel costs associated with the management of clinical trials, or personnel involved in the production of batches necessary for the AML clinical trial.

Consequently, for all the years presented:

•     The re-invoicing of external costs to Orphan Europe is presented as a decrease in corresponding research and development expenses incurred by the Company;

•     The invoicing of internal costs to Orphan Europe is presented in other income.

Partnership with Orphan Europe NOPHO clinical trial

Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This revenue is recognized in “other income” in the statement of income (loss).

License agreement with SQZ Biotechnologies (“SQZ”)

Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS 15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment ($1 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

Share-based payments

3.3.3 Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration paid with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation), Monte-Carlo valuation model (for AGA valuation) and Cox-Ross-Rubinstein valuation model (for  2017 BSA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Financial income (loss)

3.5 Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:

•     Income received from cash and cash equivalents;

•     Interest expenses incurred on financial liabilities and lease liabilities;

•    Gains and losses on exchange rate variations on financial and investing operations.

Income tax

3.6 Income tax

Accounting policies

Current taxes

Considering the level of tax loss of the Company, no current tax expense is recognized.

The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE). To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.

Deferred taxes

Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.

Deferred tax assets and liabilities are not discounted.

Basic earnings (loss) per share and diluted earnings (loss) per share

3.7 Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.

The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options, free shares and founder subscription warrants as detailed in note 3.3.3.

Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

Intangible assets

4.1.1 Intangible assets

Accounting policies

Internally generated intangible assets – Research and development costs

In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.

An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:

(a) it is technically feasible to complete the development project;

(b) intention on the part of the Company to complete the project and to utilize it;

(c) capacity to utilize the intangible asset;

(d) proof of the probability of future economic benefits associated with the asset;

(e) availability of the technical, financial, and other resources for completing the project; and

(f) reliable evaluation of the development expenses.

The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.

Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.

Other intangible assets

Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.

Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.

As the new production process relates to equipment that is not yet constructed, the amortization will begin on the date the equipment will be available for use (i.e. when it is in the location and condition necessary for it to be capable of operating). In the meantime, an impairment test will be performed (see Note 4.1.3).

Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

Property, plant and equipment

4.1.2 Property, plant and equipment

Accounting policies

Property, plant and equipment are recorded at their acquisition cost, comprised of their purchase price and all the direct costs incurred to bring the asset to the location and working condition for its use as intended by the company’s management.

Property, plant, and equipment are depreciated on the basis of the straight-line method over their estimated useful life. The non-reusable fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.

The depreciation periods used are the following:

Property, plant and equipment items	Depreciation period
Industrial equipment	1 to 5 years
Fixtures and improvements in structures	3 to 10 years
Office equipment	3 to 5 years
Furniture	3 to 5 years

The useful lives of property, plant and equipment as well as any residual values are reviewed at each year end and, in the event of a significant change, result in a prospective revision of the depreciation pattern.

Impairment on fixed assets

4.1.3 Impairment on fixed assets

Accounting policies

According to IAS 36 Impairment of Assets (“IAS 36”), a loss in value must be recognized where the carrying value of an asset, or the cash generating unit to which the asset belongs (if it is not possible to estimate the recoverable amount of the individual asset), is higher than its recoverable value. The recoverable value of an asset corresponds to its fair value less costs to sell or its value in use, whichever is higher.

The property, plant, and equipment and intangible assets that have a finite life are subject to an impairment test when the recoverability of their carrying value is called into question by the existence of indications of impairment.

The intangible assets that are not amortized are tested for impairment at the end of the period in which they are acquired, subsequently annually and whenever there is an indication that the intangible asset may be impaired.

An impairment is recognized up to the amount of the excess of the value over the recoverable value of the asset.

Right of use

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the right of use is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.

The right of use asset is measured at cost and comprises:

•     the amount of the initial measurement of the lease liability (see note 4.10),

•     lease incentives, payments at or prior to commencement date,

•     incremental costs which would not have been incurred if the contract had not been concluded.

The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability.

Until December 31, 2018, only finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded as assets in accordance with IAS 17 Leases (“IAS 17”).

Other financial assets

4.3 Other financial assets

Accounting policies

Other financial assets are composed of receivables initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Financial assets with a maturity of more than one year are classified in “other non-current financial assets” in accordance with IAS 1.

Inventories

4.4 Inventories

Accounting policies

In compliance with IAS 2 Inventories (“IAS 2”), inventories are recognized at their cost or at their net realizable value, whichever is lower. Cost is determined on a First-In First-Out (FIFO) cost basis. Management periodically reviews the inventory for obsolescence and adjusts as necessary.

Trade receivables and other current assets

4.5 Trade receivables and other current assets

Accounting policies

Other current assets are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Trade receivables

Trade receivables are initially recognized in accordance with IFRS 15 and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

Cash and cash equivalents

4.6 Cash and cash equivalents

Accounting policies

The item “cash and cash equivalents” includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.

The cash equivalents classification is made if the following criteria are fulfilled:

•     held for the purpose of meeting short term cash commitments rather than for investment or other purposes.

•     exit options exist:

o    exercisable at any time at least every three months;

o    initially included in the contract and this exit option is always provided in the initial contract; and

o    exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement.

•     there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.

They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized in financial income (loss).

Shareholders' equity

4.7 Shareholders’ equity

Accounting policies

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

Provisions

4.8 Provisions

Accounting policies

A provision is recognized when the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.

Disclosure is made on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

Provision for risks

Accounting policies

The provisions for risks correspond to the commitments resulting from litigations and various risks whose due dates and amounts are uncertain.

The amount recognized as a provision is the best estimate of the expenses necessary to extinguish the obligation.

Provision for retirement indemnities - defined benefit plans

Provision for retirement indemnities - defined benefit plans

Accounting policies

The French employees of the Company receive the retirement benefits stipulated by law in France:

•     a compensation paid by the Company to employees upon their retirement (defined-benefit plan); and

•     a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).

The American employees do not receive defined-benefit plan.

For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement benefit is recognized in the statement of income (loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.

The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.

The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

Financial liabilities

4.9 Financial liabilities

Accounting policies

Financial liabilities are initially recognized at fair value less transaction costs and subsequently measured at amortized cost using the effective interest rate method.

Financial liabilities with a maturity of more than one year are classified in “Financial liabilities – non-current portion” in accordance with IAS 1.

Conditional advances

4.9.2 Conditional advances

Accounting policies

Funds received from BPI France in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse BPI France for such conditional advances in cash based on a repayment schedule provided the conditions are complied with.

Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.

The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.

The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success is used to determine the amount recognized annually as a finance expense.

In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

Lease liabilities

4.10 Lease liabilities

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the lease liability is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available:

The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term. The lease liability is then increased by the interest expense and decreased by the rents paid.

The lease liability may be remeasured in the following situations:

•    Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);

•    Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has used its judgment in determining the term of the lease agreements providing for an extension option. The fact that the Company has determined that it is reasonably certain to exercise such options affects the lease term and has a significant impact on the amount of the right of use and the lease liability.

Until December 31, 2018, only rental obligations related to finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded in financial liabilities in accordance with IAS 17 Leases (“IAS 17”).

Trade payables and other current liabilities

4.11 Trade payables and other current liabilities

Accounting policies

Trade payables and other current liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method. Given the due date, the amortized cost is equal to the initial fair value.

Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

4.12 Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

Accounting policies

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).

Receivables

These instruments are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Financial liabilities at the amortized cost

Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.

Financial assets and financial liabilities measured at fair value

In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•    Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;

•    Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;

•    Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.